Debentures (Details) - BRL (R$) R$ in Thousands		6 Months Ended
	May 14, 2021	Jun. 30, 2024	Dec. 31, 2023
Debentures [Line Items]
Non-convertible debentures, issued (in Shares)	61,000
Single series unit value	R$ 1
Interest accrues rate	10.60%
Revenue percentage		20.00%
Fair value of the exposure premium		R$ 857	R$ 1,835